                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment No.:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    OZ Management II LP

Address: 9 West 57th Street
         39th Floor
         New York, New York 10019



13F File Number: 28-13627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel S. Och

Title:   Chief Executive Officer

Phone:   212-790-0000


Daniel S. Och             New York, New York        Dated: February 14, 2012

/s/ Daniel S. Och
------------------------

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager
    OZ Management LP

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers

NONE